Financial Instruments - Summary of Assumptions and Inputs (Details)	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Shares at year-end (in shares)	266,821,844	252,160,087
Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Shares at year-end (in shares)	38,330,000	38,330,000
OACB earnout shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Shares at year-end (in shares)	625,000	1,250,000
Stock price | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	11.48	10.00
Stock price | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	11.48	10.00
Stock price | OACB earnout shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	11.48	10.00
Conversion price | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	10.00	10.00
Volatility rate | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.575	0.450
Volatility rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.550	0.450
Volatility rate | OACB earnout shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.550	0.450
Risk-free interest rate | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.042	0.042
Risk-free interest rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0397	0.0405
Risk-free interest rate | OACB earnout shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0397	0.0405
Dividend yield | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.000	0.000
Risky yield | Embedded derivative liabilities associated with convertible bonds
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.163	0.193